SUMMARY OF TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Trade payables	$ 555	$ 290
Amounts due to related parties (Note 9)	64	28
Accrued liabilities	3	44
Total Trade payables and accrued liabilities	$ 622	$ 362